Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Other Liabilities Explanatory

		Group
	2020	2019
	£m	£m
Lease liabilities	100	138
Other	2,243	2,235
	2,343	2,373